INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PROVISION FOR INCOME TAXES PROVISIONS (BENEFITS)

The provision for income taxes consists of the following provisions (benefits):

	Years ended December 31,
	2022	2021
Current tax:
Current tax on profits for the year	$220,570	$—
	220,570	—
Deferred income tax:
(Increase) decrease in deferred tax assets	29,240	(29,230)
Decrease in deferred tax liabilities	(1,313,406)	(99,622)
	(1,284,166)	(128,852)
(Benefit from) Provision for income taxes	$(1,063,596)	$(128,852)

The provision for income taxes by country consists of the following provisions (benefits):

	INDONESIA	NEW ZEALAND	SINGAPORE	SOUTH AFRICA	UK	USA	CONSOLIDATED

Current Expense
Foreign	$(29,039)	$6,050	$-	$46,129	$197,430	$-	$220,570
Total Current Tax Expense	(29,039)	6,050	-	46,129	197,430	-	220,570

Deferred Expense
Federal	-	-	-	-	-	(124,478)	(124,478)
State	-	-	-	-	-	(24,010)	(24,010)
Foreign	(145,289)	(54,100)	29,503	(607,462)	(358,330)	-	(1,135,678)
Total Deferred Tax Expense	(145,289)	(54,100)	29,503	(607,462)	(358,330)	(148,488)	(1,284,166)

(Benefit from) Provision for Income Taxes	$(174,328)	$(48,050)	$29,503	$(561,333)	$(160,900)	$(148,488)	$(1,063,596)

SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2022 and 2021 is as follows:

	Years ended December 31,
	2022	2021
Loss from continuing operations before provision for income taxes	$(56,315,143)	$(4,618,050)
Tax at the Singapore rate of 17%	(9,573,574)	(785,069)
Reconciling items:
Permanent differences	5,867,054	31,272
Current period net operating losses not recognised as a deferred tax asset	3,019,483	743,997
Rate differential – non-Singapore entities	(736,092)	(55,045)
Other deferred tax activity	359,533	(64,007)
(Benefit from) Provision for income taxes	$(1,063,596)	$(128,852)